Segment Reporting - Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Vessel revenue	$ 199,326	$ 144,033	$ 163,732
Voyage expenses		17,562	10,009
Vessel operating cost	79,353	52,505	92,806
Charterhire expense		34,001	21,107
Vessel depreciation	24,597	10,190	48,369
General and administrative expenses	41,177	83,954	25,671
Loss / write-down on assets held for sale		(22,732)	495,413
Interest income	647	87	210
Gain on bargain purchase of Seajacks	0	57,436	0
Income from equity investment	55,538	9,735	(105,384)
Foreign exchange (loss) gain	(1,816)	1,120	(348)
Financial expense, net	(2,118)	(16,360)	(36,818)
Income before taxes	106,450	20,571	(671,983)
Marine Energy Segment
Segment Reporting Information [Line Items]
Vessel revenue	199,326	41,903
Voyage expenses		0
Vessel operating cost	79,353	28,233
Charterhire expense		0
Vessel depreciation	24,597	10,190
General and administrative expenses	24,754	10,033
Loss / write-down on assets held for sale		0
Interest income	0	0
Gain on bargain purchase of Seajacks		0
Income from equity investment	0	0
Foreign exchange (loss) gain	0	0
Financial expense, net	0	0
Income before taxes	70,622	(6,553)
Kamsarmax
Segment Reporting Information [Line Items]
Vessel revenue		51,260	67,047
Voyage expenses		11,398	4,831
Vessel operating cost		7,124	30,542
Charterhire expense		31,657	18,620
Vessel depreciation		0	16,366
General and administrative expenses		525	1,891
Loss / write-down on assets held for sale		(7,873)	168,171
Interest income		0	0
Gain on bargain purchase of Seajacks		0
Income from equity investment		0	0
Foreign exchange (loss) gain		0	0
Financial expense, net		0	0
Income before taxes		8,429	(173,374)
Ultramax
Segment Reporting Information [Line Items]
Vessel revenue		50,870	96,685
Voyage expenses		6,164	5,178
Vessel operating cost		17,149	62,264
Charterhire expense		2,344	2,487
Vessel depreciation		0	32,003
General and administrative expenses		1,208	3,908
Loss / write-down on assets held for sale		(14,859)	327,242
Interest income		0	0
Gain on bargain purchase of Seajacks		0
Income from equity investment		0	0
Foreign exchange (loss) gain		0	0
Financial expense, net		0	0
Income before taxes		38,864	(336,397)
Corporate
Segment Reporting Information [Line Items]
Vessel revenue	0	0	0
Voyage expenses		0	0
Vessel operating cost	0	0	0
Charterhire expense		0	0
Vessel depreciation	0	0	0
General and administrative expenses	16,423	72,188	19,872
Loss / write-down on assets held for sale		0	0
Interest income	647	87	210
Gain on bargain purchase of Seajacks		57,436
Income from equity investment	55,538	9,735	(105,384)
Foreign exchange (loss) gain	(1,816)	1,120	(348)
Financial expense, net	(2,118)	(16,360)	(36,818)
Income before taxes	$ 35,828	$ (20,170)	$ (162,212)